UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	February 5, 2004

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       57

Form 13F Information Table value total:       $93546



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       1426   21520SH       SOLE                 0       0  21520
Analog Devices, Inc.       COM              032654105       3228   70706SH       SOLE                 0       0  70706
BB&T Corporation           COM              054937107        705   18240SH       SOLE                 0       0  18240
Berkshire Hathaway B       CLASS B          084670207        366     130SH       SOLE                 0       0    130
BP Amoco                   COM              055622104        311    6308SH       SOLE                 0       0   6308
Bunge                      COM              G16962105       1330   40400SH       SOLE                 0       0  40400
Capital One Financial Corp.COM              14040H105        330    5387SH       SOLE                 0       0   5387
Career Education Corp      COM               141665109      2670   66630SH       SOLE                 0       0  66630
Charles Schwab & Co., Inc. COM               808513105       523   44135SH       SOLE                 0       0  44135
Chicos Fashion Inc         COM               168615102      2402   65004SH       SOLE                 0       0  65004
Cisco Systems, Inc.        COM              17275R102       2364   97334SH       SOLE                 0       0  97334
Coca-Cola Company          COM               191216100       430    8464SH       SOLE                 0       0   8464
Constellation Brands       COM              21036P108       1259   38245SH       SOLE                 0       0  38245
Danaher Corporation        COM               235851102      3552   38710SH       SOLE                 0       0  38710
Dean Foods Co              COM               242370104      1502   45685SH       SOLE                 0       0  45685
Dell Inc.                  COM               247025109      1799   52987SH       SOLE                 0       0  52987
Doral Fin'l Corp           COM              25811P100       2915   90293SH       SOLE                 0       0  90293
Dover Corporation          COM               260003108      3140   78985SH       SOLE                 0       0  78985
Exxon Mobil Corporation    COM              30231G102       2220   54145SH       SOLE                 0       0  54145
First Data Corp.           COM               319963104      2589   63014SH       SOLE                 0       0  63014
Foot Locker Inc            COM              344849104       2531  107920SH       SOLE                 0       0 107920
General Electric Co.       COM               369604103      2071   66835SH       SOLE                 0       0  66835
Halliburton Company        COM               406216101       267   10286SH       SOLE                 0       0  10286
Harman Int'l Industries    COM               413086109      2860   38665SH       SOLE                 0       0  38665
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100      3044   94546SH       SOLE                 0       0  94546
Intuit Inc                 COM               461202103       550   10386SH       SOLE                 0       0  10386
iShares S&P Global Energy  COM               464287341      1289   21905SH       SOLE                 0       0  21905
JDS Uniphase Corp.         COM              46612J101         54   14775SH       SOLE                 0       0  14775
Kinder Morgan Energy       COM               494550106      2811   57053SH       SOLE                 0       0  57053
Lowe's Companies, Inc.     COM               548661107      3070   55417SH       SOLE                 0       0  55417
Markel Corp.               COM               570535104       257    1012SH       SOLE                 0       0   1012
MBIA, Inc                  COM              55262C100       1797   30335SH       SOLE                 0       0  30335
MBNA, Inc.                 COM              55262L100        824   33145SH       SOLE                 0       0  33145
Medtronic, Inc.            COM               585055106       868   17853SH       SOLE                 0       0  17853
Merck & Co., Inc.          COM               589331107       334    7220SH       SOLE                 0       0   7220
Microsoft Corporation      COM               594918104      1191   43232SH       SOLE                 0       0  43232
Nortel Networks Corp.      COM               656568102        86   20391SH       SOLE                 0       0  20391
Old Republic Intl Corp     COM               680223104      2863  112891SH       SOLE                 0       0 112891
Omnicare Inc               COM               681904108      1991   49283SH       SOLE                 0       0  49283
Patterson Dental Co        COM               703412106      2509   39100SH       SOLE                 0       0  39100
Performance Food Grp Co    COM               713755106      1306   36101SH       SOLE                 0       0  36101
Pfizer, Inc.               COM               717081103       585   16564SH       SOLE                 0       0  16564
Praxair, Inc.              COM              74005P104       2562   67075SH       SOLE                 0       0  67075
Procter & Gamble Company   COM               742718109       814    8145SH       SOLE                 0       0   8145
Renaissance Holdings, Inc. COM              G7496G103       2162   44084SH       SOLE                 0       0  44084
SPDR Trust                 COM              78462F103       1901   17084SH       SOLE                 0       0  17084
Staples, Inc.              COM               855030102      3321  121663SH       SOLE                 0       0 121663
SunTrust Banks, Inc.       COM               867914103       213    2980SH       SOLE                 0       0   2980
Symantec Corp              COM               871503108      2521   72744SH       SOLE                 0       0  72744
Sysco Corporation          COM               871829107      1590   42720SH       SOLE                 0       0  42720
Teva Pharmaceutical ADR    SPONSORED ADR     881624209      2265   39945SH       SOLE                 0       0  39945
UnitedHealth Group         COM              91324P102       2304   39598SH       SOLE                 0       0  39598
Washington Mutual Inc      COM               939322103      2667   66471SH       SOLE                 0       0  66471
Wellpoint Hlth Ntwks       COM              94973H108       1919   19783SH       SOLE                 0       0  19783
Wells Fargo & Co., Inc.    COM               949746101       649   11018SH       SOLE                 0       0  11018
Wyeth                      COM               983024100       442   10420SH       SOLE                 0       0  10420